Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”)
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
BGIN BLOCKCHAIN LIMITED (the “Company”)	Investment holding	Parent	March 23, 2022	Cayman Islands
Bgin Rig Limited (“BRL”)	Investment holding	100%	June 7, 2022	British Virgin Islands (“BVI”)
Bgin Field Limited (“BFL”)	Investment holding	100%	June 7, 2022	BVI
Bgin Tech Limited (“BTL HK”)	Mining of cryptocurrencies	100%	March 18, 2019	Hong Kong
Bgin Infrastructure, LLC (“BILC”)	Mining of cryptocurrencies and hosting services	100%	September 10, 2021	U.S.
Bgin Management, LLC (“BMLC”)	Mining of cryptocurrencies and hosting services	80%	September 10, 2021	U.S.
Bgin Tech Pte. Ltd. (“BTPS”)	Development of Mining Machine	100%	December 27, 2021	Singapore
Bgin US Limited (“BUL”)	Investment holding	100%	June 17, 2022	BVI
Bgin CA Limited (“BCL US”)**	Investment holding	100%	June 17, 2022	BVI
Gestion Bgin INC (“GBI”)**	Mining of cryptocurrencies	100%	October 12, 2021	Canada
Infrastructure Bgin INC (“IBI”)**	Mining of cryptocurrencies	100%	October 12, 2021	Canada

Subsidiaries incorporated after reorganization
Bgin Chip Limited (“BCL”)	Development of computer chips	100%	June 24, 2022	Hong Kong
Bgin Mining INC (“BMI”)	Mining of cryptocurrencies	100%	December 5, 2022	U.S.
Bgin Trading Limited (“BTL”)	Sales of Mining Machine	100%	December 8, 2022	Hong Kong
Bgin Technologies Pte. Ltd. (“BTPL”)	Sales of Mining Machine	100%	May 27, 2024	Singapore
Bgin Trade HK Limited (“BTH”)	Sales of Mining Machine	100%	August 20, 2024	Hong Kong
Bgin EU Limited (“BEU”)	Global mining machine after-sale services	100%	November 14, 2024	Ireland
Bgin Construction INC (“BCI”)	Mining of cryptocurrencies and hosting services	100%	July 7, 2025	U.S.
**	All these entities were dissolved on January 9, 2025

Use of estimates

Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual amounts could differ from those estimates and differences could be material. Changes in estimates are recorded in the period they are identified. Accounting estimates reflected in the Company’s consolidated financial statements include: revenue recognition, allowance for credit losses, net realizable value of inventory, useful lives of property and equipment and recoverability of long-lived assets, assumptions used in impairment assessment of long-lived assets, realization of deferred tax assets, uncertain income tax positions, and share-based compensation.

Reclassification

Reclassification

Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on the Company’s net earnings and financial position.

Foreign currency and foreign currency translation

Foreign currency and foreign currency translation

The Company’s reporting currency is the United States dollar (“US$”). The US$ is the functional currency of the Company and all of its subsidiaries for the years ended December 31, 2025 and 2024.

During the year ended December 31, 2023, BTL HK changed its functional currency from Chinese Renminbi (“RMB”) to US$ since its mining machines had been relocated to the US and its major operating expenses were denominated in the US$. The change in functional currency was accounted for prospectively.

The RMB was the functional currency of the BCL for the year ended December 31,2023. There were limited transactions for BCL for the year ended December 31, 2023 and expenses of BCL were mainly settled in RMB. During the year ended December 31, 2024, BCL changed its functional currency from RMB to US$. As there were no significant activities at BCL, the change of functional currency did not result in a significant impact on the consolidated financial statements.

Transactions denominated in foreign currencies other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance sheet date. The resulting exchange differences are reported in the consolidated statements of operations and comprehensive (loss) income.

Certain risks and concentration

Certain risks and concentration

The Company’s financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, accounts receivable, other receivables and rights to receive cryptocurrencies. As of December 31, 2025 and 2024, substantially all of the Company’s cash were held in major financial institutions located in the U.S., Hong Kong and Singapore, which management considers to be of high credit quality. Accounts receivable and other receivables balances as of December 31, 2025 were immaterial. The majority of other receivables balances as of December 31, 2024 were with short aging periods and were collected in the year ended December 31, 2025. Rights to receive cryptocurrencies represent the cryptocurrencies that the Company invests in cryptocurrency denoted short-term investments to earn investment income with creditable cryptocurrency exchange. These short-term investments can be redeemed anytime. During the year ended December 31, 2025, all of the Company’s rights to receive cryptocurrencies have been redeemed.

During the year ended December 31, 2025, two suppliers each accounted for more than 10% of the Company’s total purchases, representing 49.54% and 10.04%, respectively. During the year ended December 31, 2024, there was only one supplier accounted for more than 10% of the Company’s total purchases, representing 61.5%. During the year ended December 31, 2023, there was only one supplier accounted for more than 10% of the Company’s total purchases, representing 22.32%.

During the year ended December 31, 2025, one customer accounted for more than 10% of the Company’s total revenue, representing 15.92%. During the year ended December 31, 2024, no customer accounted for more than 10% of the Company’s total revenue in the year. During the year ended December 31, 2023, two customers each accounted for more than 10% of the Company’s total revenue in the year, representing 17.4% and 13.3%, respectively. During the year ended December 31, 2025, US$32,023,003 (2024: US$42,508,027, 2023: US$12,490,134) of mining revenue and US$5,831,521 (2024: US$56,252,477, 2023: US$24,003,122) of mining pool revenue were generated directly from blockchain, which is not considered as a customer.

Accounts receivable

Accounts receivable

The Company’s receivables are recorded when billed and represent amounts owed by third-party customers. The carrying value of the Company’s receivables, net of the expected credit loss, represents their estimated net realizable value. The Company evaluates the expected credit losses on accounts receivable, using a loss rate method based on historical information adjusted for current conditions and future estimated economic performance.

Inventories

Inventories

Inventories comprise of components and finished products. The cost of inventory comprises the considerations paid to suppliers for acquisitions of components and production costs to bring the inventory to their present location and condition. Cost is determined using the weighted average method. Inventory is stated at the lower of cost and net realizable value, which is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale. Inventories that the Company determines to be obsolete or in excess of forecasted demand are reduced to its estimated realizable value based on assumptions about future demand and market conditions.

Management conducted the net realizable analysis based on factors such as recent sales prices, inventory turnover, market trends, and expected future demand. The net realizable analysis identified certain slow-moving and obsolete inventory items whose estimated selling prices had declined below cost.

Revenue recognition

Revenue recognition

i) Cryptocurrency mining

The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

(i)     Step 1: Identify the contract with the customer

(ii)    Step 2: Identify the performance obligations in the contract

(iii)   Step 3: Determine the transaction price

(iv)   Step 4: Allocate the transaction price to the performance obligations in the contract

(v)    Step 5: Recognize revenue when the Company satisfies a performance obligation

Company’s own mining machines

The Company performs cryptocurrency mining activities with its own mining machines as a pool operator and as a pool participant:

Mining as an operator of its own mining pool

The Company maintains and operates its own mining machines by connecting to the blockchain networks to provide transaction verification services by solving the algorithms. When the Company is an operator of the mining pool, the Company provides transaction verification services to the transaction requestor, in addition to the blockchain network. Transaction verification services are an output of the Company’s ordinary activities. Therefore, the Company views the transaction requestor as a customer and recognizes the transaction fees as revenue from contracts with customers under ASC 606. The blockchain network is not an entity such that it may not meet the definition of a customer. However, the Company has concluded that it is appropriate to apply ASC 606 by analogy to block rewards earned from the blockchain network. The Company is entitled to the block rewards from the blockchain network upon each successful validation of a block. The Company is also entitled to the transaction fees paid by the transaction requestor payable in cryptocurrency for each successful validation of a block. The Company assessed the following factors in the determination of the inception and duration of each individual contract to validate a block and satisfaction of its performance obligation as follows:

●	For each individual contract, the parties’ rights, the transaction price, and the payment terms are fixed and known as of the inception of each individual contract.
●	The transaction requestor and the blockchain network each have a unilateral enforceable right to terminate their respective contracts at any time without penalty.
●	For each of these respective contracts, contract inception and completion occur simultaneously upon block validation; that is, the contract begins upon, and the duration of the contract does not extend beyond, the validation of an individual blockchain transaction; and each respective contract contains a single performance obligation to perform a transaction validation service and this performance obligation is satisfied at the point-in-time when a block is successfully validated.

The Company recognizes revenue at the point-in-time when the block is successfully validated. In accordance with ASC 606-10-32-21, the Company measures the estimated fair value of the non-cash consideration (block rewards and transactions fees denominated in cryptocurrency) at contract inception, which is at the time the performance obligation to the requester and the network is fulfilled by successfully validating a block. The Company measures the non-cash consideration which is fixed as of the inception of each individual contract using the quoted spot rate for the cryptocurrency determined using the Company’s principal market for that particular cryptocurrency at the time the Company successfully validates a block.

Mining as a participant in other third-party mining pools

The Company also enters into third-party cryptocurrency mining pools, by executing contracts with the mining pool operators to provide hash calculation services to the mining pools. The contracts are terminable at any time by either party and the Company’s enforceable right to compensation only begins when, and lasts as long as, the Company provides hash calculation services to the mining pool operators. In exchange for providing hash calculation services, the Company is entitled to considerations in the form of cryptocurrencies from the mining pool operators (less pool operator fees to the mining pool operators which are recorded net with revenues), which is calculated based on a predetermined formula agreed by the Company and the mining pool operators as a part of the contracts. For accounting purposes, the agreement by and between the Company and the mining pool operator has a duration of less than 24 hours as a result of the agreement being continually renewed at the beginning of each measurement period. However, the continual renewal of the agreement does not represent a material right requiring separate performance obligations because the predetermined formula remains the same upon each renewal. Providing hash calculation services is an output of the Company’s ordinary activities and is the only performance obligation in the Company’s contract with the pool operators. The transaction consideration the Company receives is noncash consideration in the form of cryptocurrencies. The Group measures the cryptocurrencies at fair value at contract inception. All considerations are variable and revenue is recognized on the same day that control of the contracted service transfers to the mining pool operator, which is the same day as contract inception. There is no significant financing component in these transactions.

Mining pool operated by the Company

During the year ended December 31, 2023, the Company established a mining pool and engaged unrelated third-party mining participants (“pool participants”) to contribute hash calculations, and in exchange, remitted transaction fees and block rewards to pool participants on a pro rata basis according to each respective pool participant’s contributed hash calculations. The HumPool wallet (owned by the Company as Operator) is recorded on the distributed ledger as the winner of proof of work block rewards and assignee of all validations and, therefore, the transaction verifier of record.

Revenue recognition for mining pool operated by the Company follows the same revenue recognition policy above for mining with the Company’s own mining machines as an operator of its own mining pool.

The pool participants entered into contracts with the Company. The pool participants contribute their hash calculations in the pool maintained by us. These third-party pool participants will not create and/or propose individual blocks to be broadcasted to the blockchain. The mining pool requires the participants to direct their hashing rates to nonce ranges specified by the mining pool in order to earn a reward from the pool. As such, they did not directly enter into contracts with the network or the requester and were not known verifiers of the transactions assigned to the pool. Therefore, the Company determined that it controlled the service of providing transaction verification services to the network and requester. Accordingly, the Company recorded all of the transaction fees and block rewards earned from transactions assigned to HumPool as revenue, and the portion of the transaction fees and block rewards remitted to HumPool participants as costs of revenue.

In accordance with ASC 606-10-32-21, the Company measures the estimated fair value of the non-cash consideration (block rewards and transactions fees denominated in cryptocurrency) at contract inception, which is at the time the performance obligation to the requester and the network is fulfilled by successfully validating a block. The Company measures the non-cash consideration which is fixed as of the inception of each individual contract using the quoted spot rate for the cryptocurrency determined using the Company’s principal market for that particular cryptocurrency at the time the Company successfully validates a block.

ii) Sale of mining machines

The Company recognizes revenue using ASC 606 for sale of mining machines. The Company enters into sales contract with customers and sale of mining machines is the only performance obligation. Revenue is recognized based on the transaction prices stipulated in the sales contract and at a point in time when the control of the mining machines is transferred to the customers.

The sales price in each the contract is stipulated in the U.S. dollars. Customers are allowed to settle the contract using the equivalent amount in USDT cryptocurrency at the time of payment.

Contract liabilities represented the amount prepaid by customers for future purchases of the Company’s mining machines. Of the total revenue recognized during the year ended December 31, 2025, US$530,706 (2024: US$1,967,666, 2023: US$nil) was released from the beginning contract liability.

iii) Hosting services

In general, the Company provides hosting to cryptocurrency miners (the “customer”). A customer pays the Company monthly fees for the specific amount of power utilized multiplied at fixed rates specified in each contract. For monthly hosting service, it is based on a fixed electricity rate stated in the contract multiplied by the actual electricity consumed by the customer’s mining machines. Revenue is recognized over time since the customer consumes/receives the benefits simultaneously when the hosting service is provided by the Company to the customer over a monthly basis.

The following table presents the Company’s revenues disaggregated by revenues from contracts with customers and other sources:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$	US$	US$
Revenues from contracts with customers
Transaction fees from cryptocurrency mining	193,222	4,539,214	—
Cryptocurrency mining in third-party mining pools	10,753,859	568,427	509,940
Sale of mining machines	15,254,872	192,162,144	219,782,989
Hosting services	3,339,426	6,247,292	482,186
Total revenues from contracts with customers	29,541,379	203,517,077	220,775,115
Other sources: block rewards	37,854,524	98,760,504	36,493,256
Total revenues	67,395,903	302,277,581	257,268,371

Fair value measurement

Fair value measurement

The Company follows the accounting guidance in ASC 820, Fair Value Measurement, (“ASC 820”) for its fair value measurements of financial assets and liabilities measured at fair value on a recurring basis. Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance requires fair value measurements be classified and disclosed in one of the following three categories:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Observable inputs other than Level 1 prices, for similar assets or liabilities that are directly or indirectly observable in the marketplace.

Level 3:	Unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The Company’s financial instruments include cash, accounts receivable, other receivables, rights to receive cryptocurrencies, accounts payable and accrued liabilities, tax payable, other payables, due from related parties, and due to related party. The carrying amounts of these financial instruments approximate their fair values due to the short-term nature of these instruments. For lease liabilities, fair value approximates their carrying value at the year-end as the interest rates used to discount the host contracts approximate market rates.

The Company noted no transfers between levels during any of the periods presented. Fair value of cryptocurrencies is based on quoted prices in active markets. Cryptocurrencies are measured at fair value on a recurring basis. In addition to assets and liabilities that are measured at fair value on a recurring basis, the Company also measures certain assets at fair value on a nonrecurring basis. The Company’s non-financial assets, including property and equipment and operating lease right of use assets, are measured at fair value when there is an indication of impairment and the carrying amount exceeds the asset’s projected undiscounted cash flows. These assets are recorded at fair value only when an impairment charge is recognized.

Property and equipment

Property and equipment

Other than land, which is not depreciable, property and equipment is stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Estimated useful lives for leasehold improvements are typically the lesser of the estimated useful life of the asset or the life of the term of the lease. The estimated useful lives for all other property and equipment are as follows:

Category	Life (Years)
Buildings and improvements	39
Mining equipment	2 – 3
Vehicles	5
Other equipment and fixtures	5 – 10
Land	N/A
Assembly-in-progress mining equipment	N/A

Expenditures for maintenance and repairs are expensed as incurred. Gains and losses on disposals are the differences between net sales proceeds and carrying amount of the relevant assets and are recognized in general and administrative expenses or other (income) expenses on the consolidated statements of operations and comprehensive (loss) income.

Cryptocurrencies

Cryptocurrencies

Cryptocurrencies are included in current assets in the accompanying consolidated balance sheets. Cryptocurrencies purchased are initially recorded at cost and cryptocurrencies awarded to the Company through its mining activities, sales of mining machines and hosting services are accounted for in connection with the Company’s revenue recognition policy disclosed above.

Although cryptocurrencies awarded to the Company through its mining activities and cryptocurrencies received from sales of mining machines and hosting services are noncash items, they are included within operating activities in the accompanying consolidated statements of cash flows. As the Company does not have the practice to convert cryptocurrencies nearly immediately into cash, the purchase and sales of cryptocurrencies are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in operating costs and expenses in the consolidated statements of operations and comprehensive (loss) income. The Company accounts for its gains or losses in accordance with the first-in-first-out (“FIFO”) method of accounting.

The Company measures cryptocurrencies at fair value, which is the quoted price of the cryptocurrency based on its principal market, with changes recognized in operating expenses in the consolidated statements of operations and comprehensive (loss) income.

Right to receive cryptocurrencies

Right to receive cryptocurrencies

Right to receive cryptocurrencies represents the cryptocurrencies that the Company invests in cryptocurrency-denominated short-term investments to earn investment income. These short-term investments have flexible terms and therefore can be redeemed at any time. The Company follows the January 2025 updated AICPA’s Practice Aid, Accounting for and Auditing of Digital Assets (“Digital Assets Practice Aid”) and accounts for these cryptocurrency-denominated short-term investments as cryptocurrency lending arrangements since the Company has transferred the present rights to the economic benefits associated with the cryptocurrencies for a different rights to receive cryptocurrencies in the future and the Company cannot sell, pledge, loan, or otherwise use the invested (lent) cryptocurrencies while the investment is outstanding. Upon investing (lending), the Company derecognizes the cryptocurrencies invested (lent) and concurrently recognizes receivables settled in cryptocurrencies which are measured at the fair value of the cryptocurrencies invested (lent) based on their respective quoted prices initially and subsequently on the measurement date and adjusted for expected credit losses. Any differences between the carrying amount of the derecognized cryptocurrencies and the initial measurement of the receivables settled in cryptocurrencies, if applicable, and the change in fair value of the cryptocurrencies invested (lent), are recognized in other (income) expenses on the consolidated statements of operations and comprehensive (loss) income.

The arrangements with the counterparties to invest (lend) cryptocurrencies are on an unsecured basis. No collateral is held for the cryptocurrencies invested (lent). The investments are not protected by any deposit insurance scheme and are unsecured, and the Company may lose some or all of the amount deposited in extreme market conditions. Upon withdrawal, the Company receives the same type of cryptocurrency in the same quantity in principal plus additional interest returns. The investments can be withdrawn on demand by the Company and transferred to the Company in real time other than in exceptional circumstances, which may include, without limitation, extreme market volatility, network outages and delays, validator or protocol failure, a significant number of simultaneous redemption requests from other users, or other unanticipated events.

The Company recognizes an allowance for receivables settled in cryptocurrencies using the general expected credit losses model in a manner similar to the model and considerations used for assessing credit losses from financial instruments. Under this model, the Company calculates the allowance for credit losses by considering on a discounted basis, all expected shortfalls which are the difference between the quantity of cryptocurrency due to the Company in accordance with the contract and the quantity of cryptocurrency that the Company expects to receive, in various default scenarios for prescribed future periods and multiplying the shortfalls by the probability of each scenario occurring. The allowance on the financial asset is the sum of these probability-weighted outcomes.

The Company considers both internal and external, and quantitative and qualitative factors when estimating expected credit losses for receivables settled in cryptocurrencies such as the creditworthiness of the counterparty, the results of the historical transactions with the counterparty, the business practices of the counterparty, regulatory developments relating to the industry, liquidity of the underlying cryptocurrency, and the trend of the general economy.

The Company recognizes expected credit losses from receivables settled in cryptocurrencies with a corresponding adjustment to their carrying amount through a loss allowance account. Subsequent recoveries of receivables settled in cryptocurrencies previously written off are recognized as a reversal of impairment in profit or loss in the period in which the recovery occurs.

No allowance, write-offs or recoveries were recognized against the receivables settled in cryptocurrencies for the years ended December 31, 2025, 2024 and 2023 due to the short-term and readily redeemable nature of the investments. The right to receive cryptocurrencies has been fully collected as of December 31, 2025. There were no such investments during the year ended December 31, 2023.

Cryptocurrency future contracts

Cryptocurrency future contracts

During the years ended December 31, 2025 and 2024, the Company entered into some future contracts to buy cryptocurrencies. The cryptocurrency future contract is an agreement between counterparties to purchase a specified underlying cryptocurrency for a specified price at a future date. All of the Company’s cryptocurrency future contracts are held and used for trading purposes. Initial margin deposits required upon entering into future contracts are satisfied by the segregation of specific cryptocurrencies as collateral with the broker. During the period the future contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as derivative assets or liabilities on the consolidated balance sheets. When the contracts are closed or expire, the Company recognizes a realized gain or loss equal to the difference between cost of the closing transaction and the Company’s basis in the contract. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the consolidated statements of operations and comprehensive (loss) income in the period in which the contract is closed or the changes occur, respectively.

Cryptocurrency future contracts are valued at the period end price for open contracts or the final settlement price for closed contracts set by an exchange on which they are principally traded.

Restrictive cryptocurrencies deposits represent the margin deposited as collateral for the future contracts. The Company follows the same accounting policy for cryptocurrency as disclosed above and measures restrictive cryptocurrencies deposits at fair value at each period end with changes recognized in operating expenses in the consolidated statements of operations and comprehensive (loss) income.

Costs of Revenues

Costs of Revenues

Costs of service for cryptocurrency mining business consist primarily of direct costs of mining operations, including utilities, other service charges, transaction fees and block rewards remitted to pool participants, and depreciation expenses of mining equipment.

Costs of sale of mining machines business consist primarily of direct costs of producing mining machines, including raw materials and outsourced production costs, and freight costs. Adjustments or write-downs to inventory are also included in costs of sale of mining machines.

Costs of service for hosting services consist primarily of the utility costs, labors and depreciation expenses related to the hosting facility.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amounts to the expected future undiscounted cash flows attributable to these assets. If it is determined that an asset is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the assets exceeds the expected discounted cash flows arising from those assets.

Taxation

Taxation

Current income taxes are provided on the basis of net profit for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and income tax credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statements of operations in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trends of profits expected to be reflected within the industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

(Loss) earnings per share

(Loss) earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Stock-Based Compensation

Stock-Based Compensation

Stock-based awards are measured at fair value on the date of the grant, and the related compensation expense is recognized over the requisite service period of the employees or consultants to whom the awards are granted, which is three years. The fair value of stock-based awards is determined using the estimated share price of the Company at the date of grant based on a market approach.  Stock-based compensation expense related to stock-based awards is recognized over the requisite service period on a graded vesting basis.  Forfeitures are accounted for as they occur.

Related party transactions

Related party transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC Topic 850, “Related Party Disclosures,” and other relevant ASC standards.

Parties, which can be an entity or individual, are considered to be related if they have the ability, directly or indirectly, to control the Company or exercise significant influence over the Company in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Segment information

Segment information

FASB ASC 280, Segment Reporting (“ASC 280”), establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, manages the Company’s business activities in two primary reportable segments, which were the cryptocurrency mining and the sale of mining machines. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”. The CODM uses segment gross profit (loss) and segment gross profit (loss) after impairment of property and equipment to allocate resources and assess performance of the Company’s two reportable segments.

Recently issued accounting standards

Recently issued accounting standards

New accounting standard which has been adopted

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 expands existing income tax disclosures for rate reconciliations by requiring disclosure of certain specific categories and additional reconciling items that meet quantitative thresholds and expands disclosures for income taxes paid by requiring disaggregation by certain jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. The Company adopted the updated guidance for the year ended December 31, 2025, and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new disclosure requirements.

New accounting standards which have not yet been adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) (“ASU 2024-03”). ASU 2024-03 requires, in the notes to the annual and interim financial statements, disaggregated information about certain income statement expense line items. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact the updated guidance will have on the Company’s consolidated financial statements and disclosures.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 simplifies credit loss calculations and permits the election of a practical expedient to assume that conditions as of the balance sheet date do not change for the remaining life of the asset when estimating credit losses on current accounts receivable and current contract assets under ASC 606, Revenue from Contracts with Customers. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025. Early adoption is permitted. The Company is evaluating the impact the updated guidance will have on the Company’s consolidated financial statements and disclosures.

In July 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to Capitalization Guidance (“ASU 2025-06”). The amendments clarify and refine the accounting for internal-use software development costs by (i) aligning the guidance more closely with the software development life cycle, (ii) addressing the treatment of certain preliminary project and post-implementation costs, and (iii) requiring additional disclosures about significant internal-use software projects. The amendments in this update are effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years. Early adoption is permitted. Entities are required to apply the guidance prospectively to costs incurred after the date of adoption; retrospective application is not permitted. The Company is evaluating the effects, if any, of the adoption of this guidance on its consolidated financial statements and related disclosure.

In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which provides clarifications intended to improve the consistency and usability of interim disclosure requirements, including a comprehensive listing of required interim disclosures and a new disclosure principle for reporting material events occurring after the most recent annual period (“ASU 2025-11”). ASU 2025-11 is effective for public business entities for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years. For entities other than public business entities, this amendment is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements and related disclosures.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.